Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	December 2023
Payment Date	1/16/2024
Transaction Month	10
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,732,167,317.56	48,752		57.8 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$300,000,000.00	5.028%		April 15, 2024
Class A-2a Notes	$359,000,000.00	5.14%		March 15, 2026
Class A-2b Notes	$235,000,000.00	6.05844%	*	March 15, 2026
Class A-3 Notes	$510,000,000.00	4.65%		February 15, 2028
Class A-4 Notes	$96,000,000.00	4.56%		December 15, 2028
Class B Notes	$47,330,000.00	5.07%		January 15, 2029
Class C Notes	$31,610,000.00	5.51%		September 15, 2030
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.72%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$4,927,438.68

Principal:
Principal Collections	$28,066,100.47
Prepayments in Full	$12,491,138.70
Liquidation Proceeds	$306,344.00
Recoveries	$35,319.70
Sub Total	$40,898,902.87
Collections	$45,826,341.55

Purchase Amounts:
Purchase Amounts Related to Principal	$67,502.30
Purchase Amounts Related to Interest	$537.14
Sub Total	$68,039.44

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$45,894,380.99

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	December 2023
Payment Date	1/16/2024
Transaction Month	10
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$45,894,380.99
Servicing Fee	$1,066,308.96	$1,066,308.96	$0.00	$0.00	$44,828,072.03
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$44,828,072.03
Interest - Class A-2a Notes	$1,163,149.49	$1,163,149.49	$0.00	$0.00	$43,664,922.54
Interest - Class A-2b Notes	$957,272.02	$957,272.02	$0.00	$0.00	$42,707,650.52
Interest - Class A-3 Notes	$1,976,250.00	$1,976,250.00	$0.00	$0.00	$40,731,400.52
Interest - Class A-4 Notes	$364,800.00	$364,800.00	$0.00	$0.00	$40,366,600.52
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$40,366,600.52
Interest - Class B Notes	$199,969.25	$199,969.25	$0.00	$0.00	$40,166,631.27
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$40,166,631.27
Interest - Class C Notes	$145,142.58	$145,142.58	$0.00	$0.00	$40,021,488.69
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$40,021,488.69
Regular Principal Payment	$46,912,814.93	$40,021,488.69	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$45,894,380.99

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$40,021,488.69
Total					$40,021,488.69

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$24,188,071.45	$67.38	$1,163,149.49	$3.24	$25,351,220.94	$70.62
Class A-2b Notes	$15,833,417.24	$67.38	$957,272.02	$4.07	$16,790,689.26	$71.45
Class A-3 Notes	$0.00	$0.00	$1,976,250.00	$3.88	$1,976,250.00	$3.88
Class A-4 Notes	$0.00	$0.00	$364,800.00	$3.80	$364,800.00	$3.80
Class B Notes	$0.00	$0.00	$199,969.25	$4.23	$199,969.25	$4.23
Class C Notes	$0.00	$0.00	$145,142.58	$4.59	$145,142.58	$4.59
Total	$40,021,488.69	$25.35	$4,806,583.34	$3.04	$44,828,072.03	$28.39

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	December 2023
Payment Date	1/16/2024
Transaction Month	10

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$271,552,409.94	0.7564134	$247,364,338.49	0.6890372
Class A-2b Notes	$177,757,148.55	0.7564134	$161,923,731.31	0.6890372
Class A-3 Notes	$510,000,000.00	1.0000000	$510,000,000.00	1.0000000
Class A-4 Notes	$96,000,000.00	1.0000000	$96,000,000.00	1.0000000
Class B Notes	$47,330,000.00	1.0000000	$47,330,000.00	1.0000000
Class C Notes	$31,610,000.00	1.0000000	$31,610,000.00	1.0000000
Total	$1,134,249,558.49	0.7183614	$1,094,228,069.80	0.6930143

Pool Information
Weighted Average APR	4.834%	4.851%
Weighted Average Remaining Term	50.66	49.87
Number of Receivables Outstanding	40,780	39,965
Pool Balance	$1,279,570,756.45	$1,238,281,444.46
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,170,441,025.51	$1,133,542,551.60
Pool Factor	0.7387108	0.7148740

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,369.48
Yield Supplement Overcollateralization Amount	$104,738,892.86
Targeted Overcollateralization Amount	$150,944,700.90
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$144,053,374.66

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,369.48
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,369.48
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,369.48

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	December 2023
Payment Date	1/16/2024
Transaction Month	10
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		69	$358,226.52
(Recoveries)		11	$35,319.70
Net Loss for Current Collection Period			$322,906.82
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3028%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.1950%
Second Prior Collection Period			0.1594%
Prior Collection Period			0.5017%
Current Collection Period			0.3078%
Four Month Average (Current and Prior Three Collection Periods)			0.2910%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		643	$2,903,103.04
(Cumulative Recoveries)			$278,910.62
Cumulative Net Loss for All Collection Periods			$2,624,192.42
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.1515%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,514.93
Average Net Loss for Receivables that have experienced a Realized Loss			$4,081.17

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.90%	281	$11,119,496.51
61-90 Days Delinquent	0.18%	51	$2,224,753.86
91-120 Days Delinquent	0.05%	14	$586,025.62
Over 120 Days Delinquent	0.04%	9	$477,207.75
Total Delinquent Receivables	1.16%	355	$14,407,483.74

Repossession Inventory:
Repossessed in the Current Collection Period		14	$784,052.06
Total Repossessed Inventory		30	$1,391,590.32

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0938%
Prior Collection Period			0.1447%
Current Collection Period			0.1852%
Three Month Average			0.1412%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.60%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2655%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	December 2023
Payment Date	1/16/2024
Transaction Month	10

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	183	$7,336,420.35
2 Months Extended	172	$7,532,664.50
3+ Months Extended	24	$937,818.86

Total Receivables Extended	379	$15,806,903.71
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2023

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer